Financial Instruments - Impact of hedging on equity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about hedged items [line items]
Beginning Balance		$ 335,117	$ 307,187	$ 325,751
Foreign currency revaluation of the net foreign operations	$ 189	3,677	350	1,060
Ending Balance	$ 17,328	337,801	335,117	307,187
Total controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance		262,601	237,743	251,989
Ending Balance		262,604	262,601	237,743
Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance		72,516	69,444	73,762
Ending Balance		75,197	72,516	69,444
Impact Of Hedging Instruments
Disclosure of detailed information about hedged items [line items]
Beginning Balance		4,121	1,580
Financial instruments - purchases		(2,595)	1,816
Change in fair value of financial instruments recognized in OCI		(4,610)	5,086
Amount reclassified from OCI to profit or loss		2,609	(1,883)
Foreign currency revaluation of the net foreign operations		1,183	(1,490)
Effects of changes in foreign exchange rates		10	5
Tax effect		(1,163)	992
Ending Balance		1,881	4,121	1,580
Impact Of Hedging Instruments | Total controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance		3,385	1,854
Financial instruments - purchases		(2,326)	1,274
Change in fair value of financial instruments recognized in OCI		(3,110)	2,998
Amount reclassified from OCI to profit or loss		2,688	(1,558)
Foreign currency revaluation of the net foreign operations		513	(654)
Effects of changes in foreign exchange rates		4	3
Tax effect		(804)	531
Ending Balance		1,958	3,385	1,854
Impact Of Hedging Instruments | Forward contract
Disclosure of detailed information about hedged items [line items]
Beginning Balance		(124)	(541)
Financial instruments - purchases		(223)	33
Change in fair value of financial instruments recognized in OCI		(211)	(13)
Amount reclassified from OCI to profit or loss		303	568
Effects of changes in foreign exchange rates		2	3
Tax effect		(30)	175
Ending Balance		(223)	(124)	(541)
Impact Of Hedging Instruments | Currency swap contract
Disclosure of detailed information about hedged items [line items]
Beginning Balance		3,403	2,729
Financial instruments - purchases		(2,080)	1,040
Change in fair value of financial instruments recognized in OCI		(3,231)	2,036
Amount reclassified from OCI to profit or loss		2,674	(1,587)
Foreign currency revaluation of the net foreign operations		513	(654)
Effects of changes in foreign exchange rates		1	4
Tax effect		(769)	165
Ending Balance		2,049	3,403	2,729
Impact Of Hedging Instruments | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Beginning Balance		(34)	(442)
Change in fair value of financial instruments recognized in OCI		199	584
Tax effect		54	175
Ending Balance		111	(34)	(442)
Impact Of Hedging Instruments | Commodity price contracts
Disclosure of detailed information about hedged items [line items]
Beginning Balance		141	109
Financial instruments - purchases		(23)	202
Change in fair value of financial instruments recognized in OCI		133	390
Amount reclassified from OCI to profit or loss		(289)	(539)
Effects of changes in foreign exchange rates		1	(4)
Tax effect		(59)	16
Ending Balance		22	141	109
Impact Of Hedging Instruments | Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance		736	(274)
Financial instruments - purchases		(269)	541
Change in fair value of financial instruments recognized in OCI		(1,500)	2,088
Amount reclassified from OCI to profit or loss		(79)	(325)
Foreign currency revaluation of the net foreign operations		670	(836)
Effects of changes in foreign exchange rates		6	2
Tax effect		(359)	460
Ending Balance		$ (77)	$ 736	$ (274)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3